Cover	May 06, 2021	Feb. 03, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 06, 2021
Entity Registrant Name	GLOBAL WATER RESOURCES, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-37756
Entity Tax Identification Number		90-0632193
Entity Address, Address Line One		21410 N. 19th Avenue #220
Entity Address, Postal Zip Code		85027
Entity Address, City or Town		Phoenix,
Entity Address, State or Province		AZ
City Area Code	480
Local Phone Number	360-7775
Title of 12(b) Security		Common Stock, par value $0.01 per share
Trading Symbol		GWRS
Security Exchange Name		NASDAQ
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company	true
Amendment Flag		false
Entity Central Index Key		0001434728
Entity Ex Transition Period	false